Schedule of Investments (unaudited)	iShares® U.S. Consumer Goods ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Auto Components — 2.2%
Aptiv PLC	64,626	$8,634,034
Autoliv Inc.	18,812	1,668,812
BorgWarner Inc.	58,521	2,457,297
Gentex Corp.	58,650	1,938,382
Lear Corp.	13,076	1,971,338
		16,669,863
Automobiles — 23.3%
Ford Motor Co.	935,204	9,847,698
General Motors Co.	301,450	15,277,486
Harley-Davidson Inc.	36,684	1,470,661
Tesla Inc.(a)(b)	181,490	144,017,760
Thor Industries Inc.	13,293	1,608,586
		172,222,191
Beverages — 16.0%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,188	2,006,155
Brown-Forman Corp., Class B, NVS	43,683	3,130,761
Coca-Cola Co. (The)	925,659	44,570,481
Constellation Brands Inc., Class A	40,568	8,557,008
Keurig Dr Pepper Inc.	138,087	4,391,166
Molson Coors Beverage Co., Class B	45,029	2,258,655
Monster Beverage Corp.(a)	88,443	7,679,506
National Beverage Corp.	2,817	426,888
PepsiCo Inc.	330,745	45,169,845
		118,190,465
Distributors — 0.9%
Genuine Parts Co.	34,527	3,241,395
Pool Corp.	9,611	3,404,024
		6,645,419
Diversified Financial Services — 0.2%
Jefferies Financial Group Inc.	49,518	1,156,245

Entertainment — 4.7%
Activision Blizzard Inc.	184,968	16,832,088
Electronic Arts Inc.	69,421	9,941,087
Playtika Holding Corp.(a)	16,654	485,298
Take-Two Interactive Software Inc.(a)	27,505	5,513,377
Zynga Inc., Class A(a)	240,593	2,384,277
		35,156,127
Food & Staples Retailing — 0.4%
Performance Food Group Co.(a)	31,964	1,498,472
U.S. Foods Holding Corp.(a)	52,856	1,638,008
		3,136,480
Food Products — 11.6%
Archer-Daniels-Midland Co.	133,161	6,659,382
Beyond Meat Inc.(a)	11,860	2,112,029
Bunge Ltd.	33,421	2,187,070
Campbell Soup Co.	48,469	2,331,844
Conagra Brands Inc.	116,918	4,045,363
Darling Ingredients Inc.(a)	38,788	2,405,244
Flowers Foods Inc.	47,069	1,080,704
General Mills Inc.	146,303	8,500,204
Hain Celestial Group Inc. (The)(a)	19,750	821,304
Hershey Co. (The)	35,308	5,135,195
Hormel Foods Corp.	67,194	3,148,711
Ingredion Inc.	16,033	1,210,010
JM Smucker Co. (The)	27,306	3,178,691
Kellogg Co.	60,873	3,587,855

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	155,084	$5,196,865
Lamb Weston Holdings Inc.	34,956	2,611,213
Lancaster Colony Corp.	4,698	820,177
McCormick & Co. Inc./MD, NVS	59,521	5,329,510
Mondelez International Inc., Class A	342,282	18,976,114
Pilgrim’s Pride Corp.(a)	11,819	229,052
Post Holdings Inc.(a)	14,664	1,390,880
Seaboard Corp.	60	188,773
TreeHouse Foods Inc.(a)	13,595	574,117
Tyson Foods Inc., Class A	70,393	4,526,974
		86,247,281
Household Durables — 4.1%
DR Horton Inc.	79,361	6,094,925
Helen of Troy Ltd.(a)	6,065	1,481,376
Leggett & Platt Inc.	31,669	1,298,429
Lennar Corp., Class A	65,843	5,474,845
Lennar Corp., Class B	3,726	249,418
Mohawk Industries Inc.(a)	14,314	2,055,490
Newell Brands Inc.	90,378	2,170,880
NVR Inc.(a)(b)	837	3,721,704
PulteGroup Inc.	64,163	2,791,091
Tempur Sealy International Inc.(a)	45,897	1,211,681
Toll Brothers Inc.	27,481	1,404,279
Whirlpool Corp.	14,985	2,773,574
		30,727,692
Household Products — 15.6%
Church & Dwight Co. Inc.	59,492	5,022,910
Clorox Co. (The)	30,167	6,318,780
Colgate-Palmolive Co.	205,147	16,001,466
Energizer Holdings Inc.	13,942	611,217
Kimberly-Clark Corp.	81,405	10,753,600
Procter & Gamble Co. (The)	593,446	76,085,712
Reynolds Consumer Products Inc.	12,969	389,070
		115,182,755
Leisure Products — 2.2%
Brunswick Corp./DE	18,750	1,621,125
Hasbro Inc.	30,500	2,861,510
Mattel Inc.(a)	83,298	1,509,360
Peloton Interactive Inc., Class A(a)	61,152	8,936,141
Polaris Inc.	13,858	1,616,813
		16,544,949
Machinery — 0.9%
Stanley Black & Decker Inc.	38,346	6,652,647

Personal Products — 2.0%
Coty Inc., Class A	67,556	430,332
Estee Lauder Companies Inc. (The), Class A	54,218	12,830,690
Herbalife Nutrition Ltd.(a)	23,310	1,187,877
		14,448,899
Textiles, Apparel & Luxury Goods — 9.1%
Carter’s Inc.	10,427	917,993
Columbia Sportswear Co.	7,284	637,059
Deckers Outdoor Corp.(a)	6,716	1,960,938
Hanesbrands Inc.	83,318	1,273,932
Levi Strauss & Co., Class A	15,740	310,235
Lululemon Athletica Inc.(a)	28,381	9,328,267
Nike Inc., Class B	300,315	40,119,081
PVH Corp.	16,986	1,448,226
Ralph Lauren Corp.	11,535	1,165,612

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Goods ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A. Inc., Class A(a)	32,450	$1,118,876
Tapestry Inc.	66,514	2,103,173
Under Armour Inc., Class A(a)(b)	45,264	792,120
Under Armour Inc., Class C, NVS(a)	46,635	698,126
VF Corp.	76,539	5,883,553
		67,757,191
Tobacco — 6.5%
Altria Group Inc.	444,777	18,271,439
Philip Morris International Inc.	372,714	29,686,670
		47,958,109
Total Common Stocks — 99.7%
(Cost: $606,165,222)		738,696,313

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(c)(d)(e)	10,580,297	10,586,645

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,380,000	$1,380,000
		11,966,645
Total Short-Term Investments — 1.6%
(Cost: $11,966,388)		11,966,645

Total Investments in Securities — 101.3%
(Cost: $618,131,610)		750,662,958

Other Assets, Less Liabilities — (1.3)%		(9,997,861)

Net Assets — 100.0%		$740,665,097

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,687,862	$8,900,362	(a)	$—	$(108)	$(1,471)	$10,586,645	10,580,297	$17,229	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	572,000	808,000	(a)	—	—	—	1,380,000	1,380,000	761		—
					$(108)	$(1,471)	$11,966,645		$17,990		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini Index	4	03/19/21	$934	$6,400
S&P Select Sector Consumer Staples E-Mini Index	14	03/19/21	901	(34,171)
				$(27,771)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Consumer Goods ETF
January 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$738,696,313	$—	$—	$738,696,313
Money Market Funds	11,966,645	—	—	11,966,645
	$750,662,958	$—	$—	$750,662,958
Derivative financial instruments(a)
Assets
Futures Contracts	$6,400	$—	$—	$6,400
Liabilities
Futures Contracts	(34,171)	—	—	(34,171)
	$(27,771)	$—	$—	$(27,771)

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS      Non-Voting Shares

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